Trade payables and accrued liabilities - Disclosure Of Trade Payables And Accrued Liabilities (Detail) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Trade and other payables [abstract]
Trade payables	$ 988,334	$ 2,025,759
Accruals	681,427	597,130
Total trade payables and accrued liabilities	$ 1,669,761	$ 2,622,889